Equity (Tables)	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of share-based compensation expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	U.S $ in thousands		U.S $ in thousands

Cost of sales	$524	$475	$1,424	$1,370
Research and development, net	1,587	1,494	4,846	3,764
Selling, general and administrative	2,765	3,466	9,624	10,623
Total stock-based compensation expenses	$4,876	$5,435	$15,894	$15,757

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2020	1,961,532	$31.16
Granted	360,000	17.10
Exercised	(2,237)	8.09
Forfeited	(145,504)	38.71
Options outstanding as of September 30, 2020	2,173,791	28.34
Options exercisable as of September 30, 2020	1,739,420	$31.03

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	2,362,991	$24.10
Granted	1,425,536	17.80
Vested	(669,477)	23.21
Forfeited	(445,400)	21.97
Unvested as of September 30, 2020	2,673,650	$21.32

Schedule of accumulated other comprehensive income (loss)
	Nine Months Ended September 30, 2020
	Net Unrealized Loss on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive loss before reclassifications	(299)	(611)	(910)
Amounts reclassified from accumulated other comprehensive loss	(663)	-	(663)
Other comprehensive loss	(962)	(611)	(1,573)
Balance as of September 30, 2020	$(972)	$(8,317)	$(9,289)
	Nine Months Ended September 30, 2019
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,689	(1,398)	291
Amounts reclassified from accumulated other comprehensive loss	(505)	-	(505)
Other comprehensive income (loss)	1,184	(1,398)	(214)
Balance as of September 30, 2019	$557	$(8,524)	$(7,967)